Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $7,385,250.00.
Narrative - Max Aggregate Offering Price	$ 7,385,250.00
Final Prospectus	true